ReliaStar Life Insurance Company

and its

Separate Account N

VOYA ADVANTAGE VASM

Supplement Dated August 2, 2024 to the Contract Prospectus and

Updating Summary Prospectus, each dated May 1, 2024, as amended

This supplement to the variable annuity account contract prospectus (“contract prospectus”) and updating summary prospectus (“summary prospectus”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectus.

_______________________________________________

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUS

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus and in APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), for the summary prospectuses. In that regard, the information APPENDIX A of the contract prospectus and APPENDIX of the summary prospectuses is hereby replaced in its entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.26%	4.89%	1.72%	1.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.090%[1]	26.19%	15.56%	11.92%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks capital appreciation.	Voya Invesco Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co, LLC****	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[1]	Effective June 1, 2024, the current expenses reflect fees for the Fidelity® VIP Index Portfolio (Initial Class). Prior to June 1, 2024, the fee was 0.10%.
[2]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	4.52%	1.27%	1.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	13.98%	7.11%	5.66%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	17.98%	9.06%	6.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	20.32%	10.58%	7.38%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
[4]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
[5]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	4.52%	1.27%	1.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	13.68%	6.85%	5.39%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%	15.10%	14.55%	10.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
[6]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.100209-24A	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.88%	12.46%	10.20%	8.00%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

****

All references to the Voya High Yield Portfolio (Class I) in the CURRENT EXPENSES and AVERAGE ANNUAL RETURNS section in APPENDIX A, of the contract prospectus and in APPENDIX, of the summary prospectuses are hereby deleted.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.100209-24A	August 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

Please retain this supplement for future reference.

X.100209-24A	August 2024